Long-Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Feb. 22, 2017	Oct. 24, 2016	Jul. 09, 2014	Oct. 16, 2013	Jun. 19, 2012
Long-Term Debt
Face amount	$ 2,172,789	$ 2,701,031
Face amount, current portion	648	646
Face amount, long-term	2,172,141	2,700,385
LONG-TERM DEBT, debt issuance costs	(12,008)	(20,645)
Book value	2,160,781	2,680,386
Book value, current	648	646
LONG-TERM DEBT, net of debt issuance costs and current maturities	2,160,133	2,679,740
Amortization of debt issuance costs	4,300	6,100	$ 3,300
Expected Future Amortization of Debt Issuance Costs
2020	2,371
2021	2,367
2022	2,367
2023	2,367
2024	1,744
Thereafter	792
Total	$ 12,008
Senior secured notes
Long-Term Debt
Fixed interest rate								6.65%
5.125% Senior Notes due 2019
Long-Term Debt
Fixed interest rate	5.125%					5.125%
Face amount	$ 0	353,424
LONG-TERM DEBT, debt issuance costs	0	(1,653)
Book value	$ 0	351,771
6.875% Senior Notes due 2021
Long-Term Debt
Fixed interest rate	6.875%						6.875%
Face amount	$ 0	367,048
LONG-TERM DEBT, debt issuance costs	0	(4,499)
Book value	$ 0	362,549
7.50% Senior Notes due 2023
Long-Term Debt
Fixed interest rate	7.50%				7.50%
Face amount	$ 607,323	615,947
LONG-TERM DEBT, debt issuance costs	(6,916)	(8,542)
Book value	$ 600,407	607,405
6.125% Senior Notes due 2025
Long-Term Debt
Fixed interest rate	6.125%			6.125%
Face amount	$ 389,135	389,135
LONG-TERM DEBT, debt issuance costs	(5,092)	(5,951)
Book value	384,043	383,184
Other long-term debt
Long-Term Debt
Face amount	5,331	5,977
LONG-TERM DEBT, debt issuance costs	0	0
Book value	5,331	5,977
Expansion Capital Facility | Revolving Credit Facility
Long-Term Debt
Face amount	275,000	0
LONG-TERM DEBT, debt issuance costs	0	0
Book value	275,000	0
Working Capital Facility | Revolving Credit Facility
Long-Term Debt
Face amount	896,000	969,500
LONG-TERM DEBT, debt issuance costs	0	0
Book value	$ 896,000	$ 969,500